Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of carrying values and estimated fair values of assets and liabilities that are not measured on a recurring basis
The following table presents our financial assets and liabilities that are not measured at fair value on a recurring basis. The carrying values and estimated fair values were as follows:

	As of March 31, 2016		As of March 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Fixed rate debt	$350,000	$366,625	$—	$—
Variable rate debt	$332,500	$332,500	$350,000	$350,000